Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events.
Subsequent Events

23.Subsequent Events

In February 2015, Sinovac Beijing repaid a loan in an aggregate principal amount of $13,861 (RMB 86 million) to China Construction Bank.

In March 2015, Sinovac Beijing repaid a one year term loan in an aggregate principal amount of $4,835 (RMB 30 million) to China Merchants Bank.

In March 2015, Sinovac Dalian repaid a loan in an aggregate principal amount of $806 (RMB 5 million) to Bank of China.

In February 2015, the Beijing Municipal Office of the State Administration of Taxation (“SAT”) commenced a tax audit of Sinovac Beijing for the 2013 tax year, the results of which are pending. The tax exposure has been disclosed in note 12.